Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,422
Ending plan assets	2,248	$ 2,422
Pension
Beginning benefit obligation
Beginning benefit obligation	3,029	3,365
Service cost	23	25	$ 30
Interest cost	74	71	74
Plan participants’ contributions	3	3
Actuarial loss (gain)	377	(140)
Gross benefits paid	(156)	(207)
Plan amendments	(2)	22
Currency translation adjustments and other	(410)	(110)
Ending benefit obligation	2,938	3,029	3,365
Change in the fair value of plan assets:
Beginning plan assets	2,281	2,517
Actual return on plan assets	305	(46)
Employer contributions	53	55
Plan participants’ contributions	3	3
Gross benefits paid	(130)	(179)
Currency translation adjustments and other	(416)	(69)
Ending plan assets	2,096	2,281	2,517
Funded status	(842)	(748)
Healthcare
Beginning benefit obligation
Beginning benefit obligation	434	1,120
Service cost	5	6	6
Interest cost	14	24	36
Plan participants’ contributions	10	9
Actuarial loss (gain)	45	(129)
Gross benefits paid	(42)	(63)
Plan amendments	(47)	(530)
Currency translation adjustments and other	(7)	(3)
Ending benefit obligation	412	434	1,120
Change in the fair value of plan assets:
Beginning plan assets	141	184
Actual return on plan assets	27	(6)
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	(16)	(37)
Currency translation adjustments and other	0	0
Ending plan assets	152	141	184
Funded status	(260)	(293)
Other
Beginning benefit obligation
Beginning benefit obligation	422	470
Service cost	13	15	15
Interest cost	3	3	3
Plan participants’ contributions	0	0
Actuarial loss (gain)	37	(8)
Gross benefits paid	(37)	(37)
Plan amendments	0	0
Currency translation adjustments and other	(7)	(21)
Ending benefit obligation	431	422	470
Change in the fair value of plan assets:
Beginning plan assets	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	0	0	$ 0
Funded status	$ (431)	$ (422)